INCOME TAX - Income Tax Provision (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 454,473
Deferred	$ (49,430)	(124,271)
Change in valuation allowance	$ 49,430	215,843
Income tax provision		$ 546,045